Note 14 - Stock Compensation Plans - Summary of Option Activity (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding at the beginning of the year (in shares)	354,266	369,140
Outstanding at the beginning of the year (in dollars per share)	$ 6.33	$ 6.30
Outstanding at the beginning of the year (Year)	3 years 292 days	4 years 255 days	5 years 255 days
Granted (in shares)
Granted (in dollars per share)
Granted (Year)
Exercised (in shares)	(37,918)	(13,434)
Exercised (in dollars per share)	$ 5	$ 5
Exercised (Year)
Forfeited (in shares)		(1,440)
Forfeited (in dollars per share)		$ 8.10
Outstanding at the end of the period (in shares)	316,348	354,266	369,140
Outstanding at the end of the period (in dollars per share)	$ 6.49	$ 6.33	$ 6.30
Exercisable at the end of the period (in shares)	255,708	261,866
Exercisable at the end of the period (in dollars per share)	$ 6.11	$ 5.71
Exercisable at the end of the period (Year)	3 years 73 days	3 years 182 days